Share based payments - Option vested (Details)	Mar. 31, 2022 shares £ / shares
Share-based payments [Abstract]
Vested outstanding share options (in shares) | shares	4,144,800
Weighted average exercise price (GBP per share) | £ / shares	£ 0.02